LEASES (Details 1) - USD ($)	May 31, 2021	Nov. 30, 2020
Leases [Abstract]
2021	$ 161,000	$ 335,317
2022	315,000	259,261
2023	282,000	213,859
2024	290,000	216,866
2025	187,000	188,913
Thereafter	157,000	97,086
Total lease payments	1,392,000	1,311,302
Less: imputed interest	255,000	225,689
Operating Lease, Liability, Total	$ 1,137,000	$ 1,085,613